Inventories - Schedule of write-down provisions related to the inventory categories (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	€ 28,158	€ 79,939
Work in progress	15,177	99,089
Finished goods	1,524	1,417
Purchased goods (third party products)	743	421
TOTAL WRITE-DOWN PROVISION	€ 45,601	€ 180,866